COMMITMENTS AND CONTINGENCIES - Purchase Commitments (Details) $ in Thousands	12 Months Ended
Jan. 03, 2021 USD ($) vendor
Commitments and Contingencies Disclosure [Abstract]
Number of vendors | vendor	1
Commitment term	2 years
Fiscal Year 2021	$ 214,845
Fiscal Year 2022	125,804
Total	340,649
Non-cancellable purchase orders	95,600
Long-term supply agreements	$ 245,000